Other Financial Assets and Liabilities - Summary of Valuation Gain and Loss on Financial Liabilities at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	₩ 141,280	₩ 216,040
Valuation gain on financial liabilities [member]
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	24,683	51,187	₩ 172
Valuation loss on financial liabilities [member]
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	₩ 1,800	₩ 8,741	₩ 53